Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 522,313.5	$ 7,884.0	₨ 457,934.4
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 2,000.0